Accrued expenses, accounts payable and other liabilities (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of accrued expenses, accounts payable and other liabilities

	As of	As of
	March 31, 2020	September 30, 2020

	(in millions of RMB)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	67,173	73,063
Other deposits and advances received (i)	25,443	28,591
Payable to merchants and third party marketing affiliates	15,763	20,392
Accrued bonus and staff costs, including sales commission	16,860	15,459
Payables and accruals for purchases of property and equipment	7,613	11,685
Other taxes payable (ii)	5,479	6,801
Amounts due to related companies (iii)	4,875	5,194
Contingent and deferred consideration in relation to investments and acquisitions	4,680	4,847
Operating lease liabilities (Note 6)	2,766	2,579
Accrued professional services and administrative expenses	2,176	1,655
Accrued donations	1,806	1,474
Accrual for interest expense	869	1,012
Others	6,033	5,585
	161,536	178,337
Non-current:
Operating lease liabilities (Note 6)	19,091	19,432
Contingent and deferred consideration in relation to investments and acquisitions	4,850	1,200
Others	1,322	1,375
	25,263	22,007

(i)	Other deposits and advances received include customer protection fund deposits received from merchants on the Company’s China retail marketplaces.
(ii)	Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.
(iii)

Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 20). The balances are unsecured, interest free and repayable within the next twelve months.